PROPERTY, PLANT AND EQUIPMENT, Changes in Net Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance	€ 108.4	€ 111.7	€ 127.5
Additions	18.6	37.1	7.7
Acquisitions through business combinations	0.0	0.0	0.0
Disposals through divesture	0.0	0.0	0.0
Disposals - write-off	(2.1)	(20.8)	(10.2)
Depreciation expense for the year	(18.2)	(17.9)	(16.2)
Impairment	0.0	(3.9)	0.0
Net foreign exchange differences	(5.1)	2.2	2.9
Other	(6.3)	0.0	0.0
Net book value, ending balance	95.5	108.4	111.7
Pledged property, plant and equipment	0.0	0.0	0.0
Land and Buildings [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance	58.3	59.3	61.3
Additions	0.7	17.9	2.7
Acquisitions through business combinations	0.0	0.0	0.0
Disposals through divesture	0.0	0.0	0.0
Disposals - write-off	(2.1)	(19.7)	(5.7)
Depreciation expense for the year	(4.0)	(3.6)	(3.0)
Impairment	0.0	0.0	0.0
Net foreign exchange differences	(2.9)	4.4	4.0
Other	(3.8)	0.0	0.0
Net book value, ending balance	46.3	58.3	59.3
IT Equipment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance	14.4	12.8	12.8
Additions	5.8	8.2	0.0
Acquisitions through business combinations	0.0	0.0	0.0
Disposals through divesture	0.0	0.0	0.0
Disposals - write-off	(0.3)	(0.4)	(0.2)
Depreciation expense for the year	(7.1)	(4.7)	(3.7)
Impairment	0.0	0.0	0.0
Net foreign exchange differences	(0.5)	(1.5)	3.9
Other	0.6	0.0	0.0
Net book value, ending balance	12.9	14.4	12.8
Machinery and Equipment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance	13.6	17.2	17.9
Additions	2.1	1.4	3.9
Acquisitions through business combinations	0.0	0.0	0.0
Disposals through divesture	0.0	0.0	0.0
Disposals - write-off	0.4	(0.5)	(1.7)
Depreciation expense for the year	(2.4)	(2.3)	(3.7)
Impairment	0.0	(3.4)	0.0
Net foreign exchange differences	(1.1)	1.2	0.8
Other	3.7	0.0	0.0
Net book value, ending balance	16.4	13.6	17.2
Office Fixtures [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance	11.9	13.7	20.9
Additions	1.8	2.4	1.1
Acquisitions through business combinations	0.0	0.0	0.0
Disposals through divesture	0.0	0.0	0.0
Disposals - write-off	(0.1)	(0.2)	0.0
Depreciation expense for the year	(3.1)	(4.2)	(3.4)
Impairment	0.0	0.0	0.0
Net foreign exchange differences	(0.3)	0.2	(4.9)
Other	(3.2)	0.0	0.0
Net book value, ending balance	7.0	11.9	13.7
Other [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Net book value, beginning balance	10.2	8.7	14.6
Additions	8.2	7.2	0.0
Acquisitions through business combinations	0.0	0.0	0.0
Disposals through divesture	0.0	0.0	0.0
Disposals - write-off	0.0	0.0	(2.6)
Depreciation expense for the year	(1.6)	(3.1)	(2.4)
Impairment	0.0	(0.5)	0.0
Net foreign exchange differences	(0.3)	(2.1)	(0.9)
Other	(3.6)	0.0	0.0
Net book value, ending balance	€ 12.9	€ 10.2	€ 8.7